UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2020 through June 30, 2021

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

RTG Mining, Inc.	RTG AU	BM90D50	7/7/2020	1.Ratification of issue of Tranche 1 shares	Company	Yes	For	For
under proposed placement issued under asx listing, rule
7.1; 2. Ratification of issue of
Chanachi gold acquisition shares issued
under ASX listing Rule 7.1; 3. Approval of
additional capacity to issue shares under ASX
listing Rule 7.1A; 4. Approval of issue of
second Tranche of shares under proposed
placement; 5. Approval of the issue of advisor
options to US placement agent; 6. Approval
of the issue of shares to corporate loan
facility lender; 7-10. Approval for Michael
Carrick, Justine Magee, Robert Scott, Phillip
Lockyer to participate in proposed placement;
11. Approval of appointment of auditors;
12A-12F. Approval to fix number of directors;
Elect directors; 13-14. Approval for the issue
of loan funded shares to M. Carrick and Justine
Magee; 15-17. Approval for the issue of loan
funded shares to R. Scott, D. Cruse,P.
Lockyer in satisfaction of directors' fees.

K92 Mining, Inc.	KNT CN	499113959	7/8/2020	1. Set number of directors at 7; 2.1-2.7 Elect	Company	Yes	For	For
directors; 3. Appoint PricewaterhouseCoopers
LLP as auditors; 4. If advisable, pass
resolution to approve renewal of stock option
plan of the company

SSR Mining, Inc.	SSRM	784730103	7/8/2020	1. Pass resolution to approve the issuance of	Company	Yes	For	For
SSR Mining common shares in exchange of
Alacer Gold Corp. common shares; 2. Set
number of directors at 10.

Alacer Gold Corp.	ASR CN	10679959	7/8/2020	1. Pass resolution to approve the arrangement	Company	Yes	For	For
between SSR Mining and Alacer Gold.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Jaguar Mining, Inc.	JAG CN	47009M954	7/30/2020	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
auditors, directors to fix remuneration; 3.
Ratify and approve an amendment to the
Corporation's deferred share unit plan to
increase the maximum number of shares
reserved for issuance from treasury.

Euro Sun Mining, Inc.	ESM CN	29872L958	7/31/2020	1. 1A-1F. Elect directors; 2. Appoint McGovern	Company	Yes	For	For
Hurley LLP as auditors, directors to fix remuner-
ation; 3. If advisable , pass resolution to adjust
number of common shares reserved under
corporations stock option plan; 4. If advisable,
resolution to amend deferred share unit
incentive plan to provide issuance of common
shares from treasury, and to fix limit of
16,912,141 common shares usable thereto.

Emmerson Resources Ltd.	ERM AU	B29H3L7	8/24/2020	1. Ratification of prior issue of placement	Company	Yes	For	For
shares and Tranche 1 placement options;
2. Issue of Tranche placement options;
3.Issue of SPP options; 4. Issue of shares to
NT Bullion; 5-7. Issue of options to related
party, Mr. A. Mcilwain, Mr. A. Trench,
Mr. R. Bills.

GR Silver Mining Ltd.	GRSL CN	36258E953	9/11/2020	1. Set number of directors at 6; 2A-2F. Elect	Company	Yes	For	For
directors; 3. Re-Appoint Davidson & Co. LLP
as auditors, directors to fix remuneration.

Horizon Minerals Ltd.	HRZ AU	BK77C07	9/24/2020	1. Ratification of placement of shares	Company	Yes	For	For
under listing rule 7-1; 2. Ratification of
issue of options under listing Rule 7.1;
3. Ratification of Tranche placement of
shares under listing rule 7.1; 4. Ratification
of Tranche 1 placement of shares under
listing of Rule 7.1A; 5. Approval to issue
Tranche 2 placement of shares under Rule 7.1.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Royal Road Minerals Ltd.	RYR CN	G76828956	11/5/2020	1. Elect directors Mullens,Coughlin,	Company	Yes	For	For
Hill and Wall; 2. Appoint Clearhouse LLP
as auditors, directors to fix remuneration
3. Approve and confirm stock option
plan.

Adriatic Metals PLC	ADT AU	BD215T5	11/6/2020	1. Receive Annual report and financial	Company	Yes	For	For
statements; 2. Approval of directors'
remuneration policy; 3. Approval of
Annual report on remuneration; 4 Re-
elect Barnes as director; 5-6 Elect
S. Bates, and Karic as directors; 7.
Re-appoint BDO LLP as auditor; 8
Remuneration of auditor; 9. Approval to
grant and issue of options to Ms. Karic;
10. Approval to increase non-executive
director fee pool; 11. General authority
to allot shares; 12. Disapplication of
statutory pre-emption Rights; 13.
Authority to purchase own shares; 14.
Notice period for general meetings
other than annual general meetings.

Matador Mining Ltd.	MZZ AU	BDHTZF0	11/18/2020	1. Adoption of Remuneration report; 2-4	Company	Yes	For	For
Election of Osborne, Wilkes, and
Adshead-Bell as directors; 5-6 Ratification
of the issue of the LR 7.1 placement
shares; 7A-10-B Issue of options to
Osborne, Wilkes, Adshead-Bell, and
Murray; 11. Approval of employee
securities incentive plan; 12. Approval
of potential termination benefits under
the employee securities incentive plan;
13. Non-executive directors'
remuneration;14. Approval of additional
10% capital raising capacity; 15.
approval of amendments to terms of
existing options.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Royal Gold, Inc.	RGLD	780287108	11/18/2020	1A-1C. Election of class III directors;	Company	Yes	For	For
2. Approval of the compenstion of
named executive officers; 3. Ratification
of the appointment of Ernst & Young LLP
as auditors.

Northern Star Resources Ltd.	NST AU	6717456	11/25/2020	1. Adoption of remuneration report; 2.	Company	Yes	For	For
Refresh of approval of FY20 share plan; 3.
Approval of issue of 433,829 performance
rights to executive chair, Bill Beament; 4.
Re-election of director Peter O'Connor; 5.
Increase in aggregate non-executive
remuneration; 6. Approval of 68,862 performance
rights to Raleigh Finlayson.

Emerald Resources N.L.	EMR AU	6107381	11/25/2020	1. Adoption of remuneration report; 2. Election	Company	Yes	For	For
of director Clements; 3. Re-election of
director Lee Ao; 4. Adoption of incentive
option plan; 5. Issue of options to director Evans

Perseus Mining Ltd.	PRU AU	B02FBC1	11/26/2020	1. Adoption of remuneration report; 2-3. Re-elect	Company	Yes	Foir	For
Harvey & McGloin as directors; 4. Election of
Brown as director; 5. Renewal of performance
rights plan; 6. Approval of issue of performance
rights to Quartermaine; 7. Amendment to
Constitution.

Horizon Minerals Ltd.	HRZ AU	BK77C07	11/26/2020	1. Adoption of remuneration report; 2. Re-elect	Company	Yes	For	For
Parekh as director; 3. Appoint PKF Perth as
auditor; 4. Approval of additional 10%
capacity; 5. Approval to issue rights to
Parekh; 6. Approval to issue performance
rights to J. Price; 7. Approval to issue
performance rights to P. Bilbe.

Talisker Resources Ltd.	TSK CN	29870A954	11/5/2020	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
Coopers LLP as auditors, directors to fix
remuneration.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Endeavour Mining Corp.	EDV CN	G3040R950	11/20/2020	1.1-1.9. Elect directors; 2. Appoint BDO as	Company	Yes	For	For
auditors, directors to fix remuneration; 3.
To approve unallocated entitlements under the
performance share unit plans of the corp. 4.
Approve amendments to the performance
share unit plans of the corp. 5. Pass a non-
binding advisory resolution accepting the
corp. approach to executive compensation.

Paramount Gold Nevada Corp.	PZG	69924M109	12/10/2020	1. Elect directors; 2. Ratification of MNP LLP as	Company	Yes	For	For
auditors; 3. Approve amendment to increase the
company's authorized shares of common
stock from 50,000,000 to 200,000,000.

Galway Metals, Inc.	GWM CN	364585208	12/14/2020	1.1-1.6 Elect directors; 2. Appoint Clearhouse	Company	Yes	For	For
LLP as auditor, directors to fix remuneration;
3. Pass resolution to approve for the ensuing
year the corporation's stock option plan,
adopted on December 17,2012.

Thor Explorations Ltd.	THX CN	B413SZ6	12/11/2020	1. Set number of directors at 6; 2. elect	Company	Yes	For	For
directors; 3. Appoint BDO as auditors, directors
to fix thir remuneration.

Endeavour Mining Corp.	EDV CN	G3040R950	1/21/2021	1. Approve resolution for Endeavour to	Company	Yes	For	For
acquire Teranga Gold Corp. by issuing
to Terangos shareholders on the basis of 0.47
of an Endeavour share for each outstanding
share of Terango. 2. Approve resolution for
Endeavour to acquire shares of LaMancha
Holding by issuing Endeavour shares equal
to $200,000.000.

Tajiri Resources Corp.	TAJ CN	87405Y954	2/5/2021	1. Set number of directors at 5; 2. Elect
directors; 3. Appoint De Visser Gray LLP as
auditors, directors to fix remuneration; 4.
Approve the renewal of the Company's
10% rolling stock option plan; 5. Approval
of 100% interst in Gargantuan & Epeius Gold
5. Approval of the acquistion of 100% interest
in the Garganuan and Epeius Gold projects in
Guyana, South America

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Sun Peak Metals Corp.	PEAK CN	BKZ7T97	3/21/2021	1.1-1.5 Election of directors; 2. Appoint	Company	Yes	For	For
				Davidson and Co. as auditor, directors to
				fix their remuneration; 3. Approve, if
				necessary the advance notice policy of the
				Company; 4. Approve the Company's stock
				option plan.

Newmont Goldcorp Corp.	NEM	651639106	4/26/2021	1.A-1K Elect directors; 2. Approve, on an	Company	Yes	For	For
				advisory basis named executive compen-
				sation; 3. Ratify appointment of independent
				accounting firm for 2021.

Barrick Gold Corp.	GOLD	067901108	5/4/2021	Election of directors; 2. Res. Appointing	Company	Yes	For	For
				PricewaterhouseCoopers as auditors,
				directors to fix remuneration; 3. Advisory
				resolution re: executive remuneration; 4.
				Special resolution approving the capital
				reduction in order to enable the return of
				capital.

AngloGold Ashanti Ltd. ADR	AU	035128206	5/4/2021	1. 1-1.3. Re-elect directors Ferguson &	Company	Yes	For	For
				Ramon; 2. Elect KOF Busia as director; 3.1-
				3.5Appointment of Feruson,Gasant,Magubane,
				Richter & Tilk as members of the Audit &
				Risk Committee; 4. Re-Appointment of Ernst &
				Young as auditors; 5. General authority to
				directors to allot and issue ordinary shares;
				6.1 Separate and non binding advisory
				endorsements of Compay remuneration
				policy; 6.2 Separate and non binding advisory
				endorsements of Compay implemation report;
				7. Remuneration of non-executive directors
				(res. 1)8. General authority to acquire
				the Company's own shares (res. 2) 9. General
				authority to directors to issue for cash, those
				ordinay shares which the directors are

				10. General authority to provide assistance
				in terms of Sections 44&45 of the Company's
				Act; 11. Directors' authority to implement
				special and ordinary resolutions.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Wheaton Precious Metals Corp.	WPM CN	926879953	5/14/2021	A.1-A.10 Elect directors; B. Appoint Deloitte	Company	Yes	For	For
				LLP as auditors, directors to fix remuneration;
				C. Non-binding advisory resolution re:
				executive compensation; D. Other business.

Agnico Eagle Mines Ltd.	AEM	008474108	4/30/2021	1. Elect directors; 2. Appoint Ernst & Young LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration; 3.
				Ordinary resolution approving amendments of
				stock option plan; 4. Non binding resolution re:
				Company's executive compensation.

IAMGOLD Corp.	IAG	450913108	5/4/2021	1. Elect directors; 1. Appoint KPMG as auditor,	Company	Yes	For	For
				directors to fix remuneration; 3. Resolved,
				on an advisory basis, shareholders accept
				executive compensation; 4. Resolved that
				shareholders approve amendments to the
				share incnetive plan and amended share
				incentive plan.

Argonaut Gold, Inc.	AR CN	04016A952	5/5/2021	1. Set number of directors at 8; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint PricewaterhouseCoopers
				LLP as auditors, directors to fix remuneration;
				4. Pass a non-binding advisory resolution
				on the company's approach to executive
				compensation.

Dundee Precious Metals, Inc.	DPM CN	265269951	5/6/2021	1. Elect directors 2. Appoint Pricewaterhouse	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. None binding resolution
				Re: executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Centerra Gold, Inc.	CG CN	152006102	5/11/2021	1. Elect directors; Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration.

Kinross Gold Corp.	KGC	496902404	5/12/2021	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3.
				Pass resolution reconfirming the shareholders
				rights plan; 4. Pass advisory resolution Re:
				executive compensation.

Roxgold, Inc.	ROXG CN	779899954	5/12/2021	1. Elect directors; Appoint Pricewaterhouse	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration.

Osisko Gold Royalties Ltd.	OR	68827L101	5/12/2021	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Resolution approving the
				unallocated rights and entitlements under the
				employee share purchase plan; 4. Resolution
				approving amendments to the restricted share
				unit plan and approve the unallocated rights
				and entitlements under the plan; 5. Advisory
				resolution supporting Osisko's executive
				compensation.

Maverix Metals, Inc.	MMX	57776F405	5/13/2021	1. Set number of directors at 9; 2. elect	Company	Yes	For	For
				directors; 3. Appoint KMPG LLP as auditors,
				directors to fix remuneration; 4. Pass and
				ordinary resolution approving amendments
				to the stock option and compensation share
				plan.

Hecla Mining Co.	HL	422704106	5/19/2021	1. Elect two directors; 2. Appoint BDO LLP	Company	Yes	For	For
				as auditors; 3. Approve on an advisory basis of
				executive compensation; 4. Approval of
				amendment to Hecla key employee deferred
				compensation plan.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Alamos Gold, Inc.	AGI	011532108	5/27/2021	1. Elect directors; 2.KPMG LLP as auditors,	Company	Yes	For	For
				directors to fix remuneration; 3. If advisable,
				pass resolution Re: executive compensation.

Resolute Mining Ltd.	RSG AU	6410636	5/27/2021	1. Adoption of remuneration report; 2. re-	Company	Yes	For	For
				election of Yasmin Broughton as director;
				3. Amendment to constitution.

Kirkland Lake Gold Ltd.	KL	49741E100	05/06021	1. Elect directors; Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Pass a non-binding advisory resolution re:
				executive compensation.

Adriatic Metals PLC	ADT AU	BD215T5	5/20/2021	1. Receive annual report and financial	Company	Yes	For	For
				statements; 2. Approval of financial statements
				on remuneration; 3-4. Re-elect directors
				Rawlinson and Bilbe; 5. Re-appoint BDO LLP as
				auditors; 6. remuneration of auditors; 7.
				Approval to amend terms of performance
				rights issued to P. Cronin; 7. General authority
				to a lot shares; 9. Disapplication of statutory
				pre-emption rights; 10. Authority to purchase
				own shares; 11. Notice period for general
				meetings other than annual general meetings.

SSR Mining, Inc.	SSRM	784730103	5/21/2021	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Non binding resolution
				re: executive compernsation; 4. Resolution
				approving 2021 share compensation plan.

Endeavour Mining Corp.	EDV CN	G3040R950	5/25/2021	1.1-1.8. Elect directors; 2. Appoint BDO LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. If
				advisable pass non-binding advisory resolution
				re: executive compensation.
				approved by the Chairman be approved subject
				to any modification, addition or condition which
				the Grand court of the Cayman Islands may
				think fit to approve or impose as may jointly
				agreed by the company and Endeavour
				Mining Co. PLC.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

RTG Mining, Inc.	RTG AU	BM90D50	5/28/2021	2. Approval of appointment of auditors; 3.	Company	Yes	For	For
				Approval to issue additional shares under
				ASX listing rule 7.1A; 4.A-4.F. Approval
				and election of directors; 5. Approval of share
				plan; 6. Approval to issue shares to R. Scott,
				D. Cruise, P. Lockyer in satisfaction of
				director's fees.

Jaguar Mining, Inc.	JAG CN	47009M954	6/1/2021	1.1-1.6. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration.

Liberty Gold Corp.	LGD CN	53056H955	6/6/2021	1.1-1.7 Elect directors; 2. Appoint Pricewater-
				houseCoopers LLP as auditors, directors to
				fix their remuneration.

Orca Gold, Inc.	ORG CN	68558N953	6/8/2021	1.1-1.6. Elect directors; 2. Appoint Pricewater-	Company	Yes	For	For
				houseCoopers LLP as auditors, directors to fix
				their remuneration; 3. If deemed fit, approve
				resolution ratifying stock option plan.

Montage Gold Corp.	MAU CN	6117BL952	6/8/2021	1. Appoint PricewaterhouseCoopers LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				2.1-2.6 Elect directors; 3. Approve and ratify
				Corporation's stock option plan; 4. Approve and
				ratify corp. deferred share unit plan; 5. Approve
				and ratify corp. restricted share unit plan;
				6. Transact such other business.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

B2Gold Corp.	BTO CN	11777Q951	6/11/2021	1. Set number of directors at nine; 2.1-2.9	Company	Yes	For	For
				Elect directors; 3. Appoint Pricewaterhouse-
				Coopers LLP as auditors, directors to fix their
				remuneration; 4. Approve amended advance
				notice policy; 5. Approve certain matters re:
				company's 2018 stock option plan; 6. Approve
				non binding resolution re: executive
				compensation.

Sandstorm Gold Ltd.	SAND	80013R206	6/11/2021	1.Set number of directors at seven; 2. Elect	Company	Yes	For	Foir
				directors; 3. Appoint Pricewaterhouse-
				Coopers LLP as auditors, directors to fix
				remuneration.

Liberty Gold Corp.	LGD CN	53056H955	6/8/2021	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration.

Aya Gold & Silver, Inc.	AYA CN	05466C950	6/10/2021	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3.
				Approval of 2021 stock option plan and
				ratification of the options granted thereunder;
				4. Approval of restricted share plan; 5.
				Approval of deferred share unit plan.

Adventus Mining Corp.	ADZN CN	00791E953	6/10/2021	1. Elect Directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Pass
				resolution to re-approve share compensation
				plan, allowing the granting of up to 10% of
				issued and outstanding common shares at any
				time; 4. Approve an amendment to the corp.
				share compensation plan to increase the
				number of restricted share units available to
				2,000,000 restricted share units.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Galiano Gold, Inc.	GAU	36352H100	6/11/2021	1. Elect directors; 2. Appoint LPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3.
				Authorize and approve nonbinding res. Re:
				executive compensation.

Calibre Mining Corp.	CXB CN	13000C951	6/16/2021	1. Elect directors; 2. Appont Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors. Directors to fix
				remuneration.

Ascot Resources Ltd.	AOT CN	04364G957	6/22/2021	1.1-1.7 Elect directors; 2. Appoint Pricewater-	Company	Yes	For	For
				houseCoopers LLP as auditors; 3. Confirmation
				and approval of company's advance notice
				policy; 4. On an advisory level accept company's
				executive compensation.

Superior Gold, Inc.	SGI CN	86816U957	6/24/2021	1.1-1.5 Elect directors; 2. Appoint KPMG LLP	Company	Yes	For	For
				as auditors, directors to fix remueration;
				3. Approve res. Confirming and ratifying an
				amendment to By-law A-1 to support direct
				registration system (DRS) for company's
				registration system; 4. Approve the implemen-
				tation of a new 10% "rolling" stock option plan;
				5. Approve a new "fixed number" share unit
				plan; 6. Approve the omnibus equity incentive
				plan of the company.

Torex Gold Resources, Inc.	TXG CN	891054967	6/29/2021	1.1-1.9 Elect directors; 2. Appoint KPMG LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration;
				3. Pass a non-binding resolution re: executive
				compensation .

Roxgold, Inc.	ROXG CN	779899954	6/28/2021	1. To pass, if advisable to pass with or	Company	Yes	For	For
				without variation a special resolution
				to approve a plan of arrangement between
				Roxgold and Fortuna Silver Mines.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Fortuna Silver Mines, Inc.	FVI CN	349915959	6/28/2021	1. Pass if deemed advisable resolution approve	Company	Yes	For	For
				the issuance of common shares of the company
				in connection of with the proposed acquisition
				of all the outstanding shares of Roxgold; 2.
				Appoint KPMG LLP as auditors, directors to
				fix remuneration; 3. Determine the number of
				directors to be elected at 6; 4.1-4.6 Elect
				directors.

Euro Sun Mining, Inc.	ESM CN	29872L958	6/21/2021	1.A-1.G Elect directors; 2. Appoint McGovern	Company	Yes	For	For
				Hurly LLP as auditors, directors to fix
				remuneration; 3. If deemed advisable pass
				resolution to approve the share incentive plan.

Roxgold, Inc.	ROXG CN	779899954	6/28/2021	If advisable to pass with or	Company	Yes	For	For
				without variation a special resolution
				to approve a plan of arrangement between
				Roxgold and Fortuna Silver Mines. 1.1-1.7
				Elect directors; 2. Re-appoint Pricewarter-
				houseCoopers as auditors, directors to fix
				remuneration.

OceanaGold Corp.	OGC CN	675222954	6/29/2021	1. Elect directors; 2.PricewaterhouseCoopers	Company	Yes	For	For
				as auditors, directors to fix remuneration;
				3. Approve Company's advance notice
				policy; 4. Approve the amended and restated
				Performance Share Rights Plan for designated
				participants of Oceanagold and affiliates; 5.
				Approve non-binding resolution accepting
				executive compensation.

Orezone Gold Corp.	ORE CN	68616T950	6/30/2021	1.1-12.8 Elect directors; 2. Appoint Deloitte	Company	Yes	For	For
				LLP as auditors, directors to fix their remun-
				eration. 3. Approve Company's stock option
				plan as required by the TSX Venture Exchange.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 3, 2021